Cover	Jun. 09, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 09, 2022
Entity File Number	001-38654
Entity Registrant Name	QVC, INC.
Entity Central Index Key	0001254699
Entity Tax Identification Number	23-2414041
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1200 Wilson Drive
Entity Address, City or Town	West Chester
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19380
City Area Code	484
Local Phone Number	701-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
6.375% Senior Secured Notes due 2067 [Member]
Document Information [Line Items]
Title of 12(b) Security	6.375% Senior Secured Notes due 2067
Trading Symbol	QVCD
Security Exchange Name	NYSE
6.250% Senior Secured Notes due 2068 [Member]
Document Information [Line Items]
Title of 12(b) Security	6.250% Senior Secured Notes due 2068
Trading Symbol	QVCC
Security Exchange Name	NYSE